Loan to Fvndit Inc (formerly Directus Holdings Inc) (Details Narrative) - Fvndit	Aug. 12, 2019 USD ($)
Peer-to-peer lending amount	$ 200,000
Due from related party	$ 200,000
Interest rate on Loan	10.5